Investments	12 Months Ended
Dec. 31, 2021
Schedule of Investments [Abstract]
Investments

4 .	INVESTMENTS
Short-term Investments
As of December 31, 2020 and 2021, the Company’s short-term investments comprised of only debt securities. Short-term held-to-maturity
securities were mainly deposits in commercial banks with maturities less than one year and wealth management products issued by commercial banks and other financial institutions for which the Company has the positive intent and ability to hold those securities to maturity. The short-term available-for-sale
securities include wealth management products issued by commercial banks and other financial institutions which are not classified as trading securities or as held-to-maturity
securities.
During

the years ended December
31
,
2019
,
2020
and
2021
, the Company recorded interest income from its short-term investments of RMB
5.4
 billion, RMB
4.7
 billion and RMB
4.5
 billion (US$
701
 million) in the consolidated statements of comprehensive (loss) income, respectively.
Short-term investments classification as of December 31, 2020 and 2021 were shown as below:

	As of December 31, 2020
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB
	(In millions)
Held-to-maturity debt investments	123,537	595	—	—	—	124,132
Available-for-sale debt investments	2,862	—	—	3	—	2,865

	As of December 31, 2021
	Cost or Amortized cost less allowance for credit losses	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	RMB	RMB	US$
	(In millions)
Held-to-maturity debt investments	140,686	898	—	—	—	141,584	22,218
Available-for-sale debt investments	2,547	—	—	10	—	2,557	401
Long-term Investments
The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)

Equity investments at fair value with readily determinable fair value	12,978	16,375	2,570
Equity investments without readily determinable fair value (i)	24,603	11,745	1,843
Available-for-sale debt investments	2,607	2,262	355
Equity method investments	24,067	24,808	3,893
Investments accounted for at fair value	2,238	4,228	663
Long-term held-to-maturity investments	9,740	7,914	1,242
Total long-term investments	76,233	67,332	10,566

(i)
The total carrying value of equity investments without readily determinable fair value using NAV practical expedient was RMB957 million

(US$150 million) for the year ended December 31, 2021. The total carrying value of equity investments without readily determinable fair value using measurement alternative was RMB10,788
m
illion

(US$1,693

m
illion) for the year ended December 31, 2021.

Equity investments at fair value with readily determinable fair value
Equity investments at fair value with readily determinable fair value represent investments in the equity securities of publicly listed companies, for which the Company does not have significant influence.
In

2017
, the Company acquired equity interests in China United Network Communication Limited (“China Unicom”), a listed telecommunications company in China for cash consideration of RMB
7.0
 billion. The China Unicom investment was held by a
non-wholly-owned
subsidiary of the Company. In
2020
, the China Unicom investment was accounted for as an equity investment with readily determinable fair value and the Company partially disposed its investment in China Unicom for RMB
2.7
 billion.
Equity investments without readily determinable fair value
The Company accounted for private equity funds of which the Company does not have the ability to exercise significant influence using NAV practical expedient in accordance with ASC 820. For equity investments without readily determinable fair value
and
do not qualify for the NAV practical expedient, the Company
elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any in accordance with ASC 321.
Impairment charges recognized on equity investments without readily determinable fair value were
RMB778 million, RMB2,310
m
illion and RMB4,259
m
illion (US$668 million)

for the years ended December 31, 2019, 2020 and 2021, respectively.
The total carrying value of equity investments without readily determinable fair value that do not qualify for NAV practical expedient held as of December 31, 2020 and 2021 were as follows:

	As of December 31, 2020	As of December 31, 2021	As of December 31, 2021
	RMB	RMB	US$
	(In millions)
Initial cost basis	19,725	13,016	2,042
Cumulative unrealized gains	8,113	3,910	614
Cumulative unrealized losses (including impairment)	(3,235)	(6,138)	(963)

Total carrying value	24,603	10,788	1,693

Total unrealized and realized gains and losses of equity securities without readily determinable fair values that do not qualify for NAV practical expedient for the years ended December 31, 2019, 2020 and 2021 were as follows:

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Gross unrealized gains	1,447	4,396	1,062	167
Gross unrealized losses (including impairment) (i)	(1,641)	(2,679)	(4,424)	(694)

Net unrealized (losses) gains on equity securities held	(194)	1,717	(3,362)	(527)
Net realized gains on equity securities sold	211	266	—	—

Total net gains (losses) recognized	17	1,983	(3,362)	(527)

(i)
Gross unrealized losses (downward adjustments excluding impairment) were RMB863 million, RMB378 million and RMB165 million (US$26 million) for the years ended December 31, 2019, 2020 and 2021, respectively.

Equity method investments
The carrying amounts of the Company’s equity method investments were RMB24.1 billion and RMB24.8 billion (US$3.9 billion) as of December 31, 2020 and 2021, respectively. For the years ended December 31, 2019, 2020 and 2021, the impairment recognized for equity method investments were RMB9.2 billion, RMB297 million and RMB57 million (US$9 million), respectively.
Equity Investment in Trip.com International, Ltd. (“Trip”) (formally known as Ctrip)
As of December 31, 2018, the Company held approximately 19% of Trip’s outstanding shares. The Company was considered to have significant influence over Trip and accounts for such investment as an equity method investment in accordance with ASC 323.
During 2019, the market value of Trip had significantly declined and remained below the carrying value of the investment for a prolonged period of time. Therefore, the Company concluded that the decline in market value of the investment in Trip was other-than-temporary as of September 30, 2019 and an impairment charge of RMB8.9 billion was recorded in
the
third quarter of 2019. The Company made a corresponding RMB
8.9 billion downward adjustment to the equity method goodwill arising from its acquisition of the Trip investment.
In October 2019, the Company disposed an aggregate of
36
 million American Depositary Shares of Trip for cash consideration of US$
988
 million and recognized a disposal loss of RMB
43
 million in the year ended December 31, 2019.
After the partial disposal of the investment in Trip the Company held approximately 12% equity interest in Trip, and the Company can actively participate in the operating and financing policies of Trip through its two seats on Trip’s board of directors with a total of nine members. Accordingly, the Company continues to have significant influence over Trip and accounts for its remaining investment as an equity method investment in accordance with ASC 323. As of December 31, 2021, the Company’s investments in Trip had a fair value of RMB10.9 billion
 (US$1.7 billion),
 based on the closing share price.
The following tables set forth the summarized financial information of Trip:

	As of September 30, (i)
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Current assets	65,782	76,596	12,020
Non-current assets	132,417	124,268	19,500
Current liabilities	61,360	73,517	11,536
Non-current liabilities	36,558	16,418	2,576
Noncontrolling interests	1,566	924	145

	For the twelve months ended September 30, (i)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	34,958	21,704	20,313	3,188
Gross profit	27,627	16,838	15,916	2,498
Income (loss) from operations	4,271	(827)	(723)	(113)
Net income (loss)	3,764	(2,236)	1,198	188
Net income (loss) attributable to the investees	3,813	(2,243)	1,288	202

(i)	The Company adopted a one-quarter lag in reporting its share of equity income (loss) in Trip.
Equity Investment in Jidu Auto Inc. (“Jidu”)
In January 2021, the Company entered into an agreement with Zhejiang Geely Holding Group (“Geely”) to established Jidu to produce intelligent electric vehicles. The Company hold an equity interest of 52.38%, however, considering the substantive participating rights held by Geely, the Company accounts for its investment as an equity method investment in accordance with ASC 323.

Disposal of financial services business
After finishing a series of legal restructuring and recapitalization of the financial services business (“Du Xiaoman”), the Company retained 41% of Du Xiaoman ’s shares on a fully diluted basis, and accounted as an equity method investment in accordance with ASC 323, as it retained significant influence over Du Xiaoman. The carrying amount of the Du Xiaoman investment in excess of the Company’s proportionate interest in Du Xiaoman was recognized as equity method goodwill of RMB3.5 billion, intangible assets of RMB851 million and related deferred tax liabilities of RMB213 million.
Deconsolidation of one of the Company’s subsidiaries
In December 2019, the Company lost control and therefore deconsolidated one of its subsidiaries. A non-cash
disposal loss of RMB801 million was recognized in “Others, net” in the consolidated statement of comprehensive loss for the year ended December 31, 2019. The Company continued to have significant influence over the entity and accounted for its remaining equity interest in the entity as an equity-method investment in accordance with ASC 323.
As of December 31, 2020 and 2021, in addition to the aforementioned equity method investments, the Company held other equity method investments through its subsidiaries or VIEs and over which had significant influence.

For the year ended December 31, 2021, equity method investments excluding Trip held by the Company in aggregate have met the significance criteria as defined under
Rule 4-08(g) of
Regulation S-X.
Financial information for the Company’s equity method investments other than Trip are summarized as a group as follow:

	As of September 30, (i)
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Current assets	96,713	125,266	19,657
Non-current assets	15,094	18,512	2,905
Current liabilities	73,842	90,744	14,240
Non-current liabilities	5,545	9,218	1,447
Noncontrolling interests	1,577	1,662	261

	For the twelve months ended September 30, (i)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
	(In millions)
Total revenues	12,598	13,981	21,380	3,355
Gross profit	6,247	5,083	7,624	1,196
(Loss) income from operations	(680)	(1,282)	1,238	194
Net (loss) income	(638)	(832)	2,065	324
Net (loss) income attributable to the investees	(933)	(891)	2,040	320

(i)	The Company adopted a one-quarter lag in reporting its share of (loss) income in majority of its equity investees.

Investments accounted for at fair value
Long-term equity investments in unlisted companies held by consolidated investment companies are accounted for at fair value in accordance with ASC
946-320.
These investments are carried at fair value with realized or unrealized gains and losses recorded in “Others, net” in the consolidated statements of comprehensive (loss) income.
The methodology used in the determination of fair values for held-to-maturity
debt investments,
available-for-sale
debt investments, equity investments with readily determinable fair values and other investment securities accounted for at fair value are disclosed in Note 25.
Long-term investments classification, excluding equity method investments and equity investments without readily determinable fair value, as of December 31, 2020 and 2021 are shown as below:

	As of December 31, 2020
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Equity investments at fair value with readily determinable fair value	8,419	7,342	(2,783)	12,978
Available-for-sale debt investments	2,804	166	(363)	2,607
Investments accounted for at fair value	1,580	885	(227)	2,238

	As of December 31, 2021
	Cost or Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Equity investments at fair value with readily determinable fair value	15,046	6,046	(4,717)	16,375	2,570
Available-for-sale debt investments	2,820	216	(774)	2,262	355
Investments accounted for at fair value	1,974	2,653	(399)	4,228	663
Long-term
held-to-maturity
investments
Long-term
held-to-maturity
securities were mainly deposits in commercial banks with maturities of greater than one year and wealth management products issued by commercial banks and other financial institutions for which the Company has the positive intent and ability to hold those securities to maturity with maturities of greater than one year.
During the years ended December 31, 2019, 2020 and 2021, the Company recorded interest income from its long-term held-to-maturity
investments of RMB2 million, RMB118 million and RMB326 million (US$51 million) in the consolidated statements of comprehensive (loss) income, respectively.
Long-term
held-to-maturity
investments classification as of December 31, 2020 and 2021 were shown as below:

	As of December 31, 202 0
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB
	(In millions)
Long-term held-to-maturity investments	9,740	14	—	9,754

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Fair value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Long-term held-to-maturity investments	7,914	100	—	8,014	1,258
The following table summarizes the amortized cost of
long-term
held-to-maturity
investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 2 years	9,690	7,914	1,242
Due in 2 years through 3 years	50	—	—

Total	9,740	7,914	1,242

Available-for-sale debt investments
Available-for-sale
debt investments are convertible debt instruments issued by private companies and an investment in preferred shares that is redeemable at the Company’s option, which are measured at fair value. Investments in preferred shares that are redeemable at the Company’s option have no contractual maturity date.
The following table summarizes the estimated fair value of
available-for-sale
debt investments with stated contractual dates, classified by the contractual maturity date of the investments:

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
	(In millions)
Due in 1 year	—	—	—
Due in 1 year through 5 years	1,587	1,685	264
Not due at a single maturity date	1,020	577	91

Total	2,607	2,262	355